Subsequent Events (Details) $ / shares in Units, ¥ in Thousands							1 Months Ended
	Sep. 25, 2023 $ / shares shares	May 15, 2023 shares	Apr. 13, 2023 shares	Apr. 12, 2023 shares	Sep. 23, 2022 shares	Aug. 15, 2022 $ / shares shares	Sep. 25, 2023 shares	Jul. 21, 2023 USD ($) $ / shares shares	Jul. 21, 2023 CNY (¥) shares	Jun. 30, 2023 $ / shares	Nov. 18, 2022 $ / shares	Oct. 03, 2022 $ / shares	Jun. 30, 2022 $ / shares	May 23, 2019 $ / shares
Subsequent Events (Details) [Line Items]
Reverse stock split | shares	200	6,000,000	200	406,504	200	8,182	600,000
Ordinary shares | shares						16,363,636		2,600,000
Ordinary shares par value								$ 0.2			$ 1
Aggregate ordinary shares | shares								107,317,074	107,317,074
Consideration amount								$ 10,731,707	¥ 20
Aggregate gross proceeds | $								$ 12,000,000
Ordinary shares, par value						$ 0.0001				$ 0.2			$ 0.2
Maximum [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value												$ 0.02		$ 1
Minimum [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value												$ 0.2		$ 0.0001
Director [Member]
Subsequent Events (Details) [Line Items]
Reverse stock split | shares							260,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Reverse stock split | shares	406,504
Ordinary shares par value								$ 0.02
Subsequent Event [Member] | Director [Member]
Subsequent Events (Details) [Line Items]
Reverse stock split par value	$ 0.2